Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 28.7	$ (249.0)
Adjustments to reconcile Net income to Net cash provided by operating activities:
Depreciation and amortization	35.0	35.3
Amortization of intangibles		0.3	(35.2)	[1]	(30.5)	[1]
Deferred income taxes	(1.0)	(3.2)
Fixed asset impairment		11.5
Loss/ (Gain) on asset disposal	0.5	0.3
Goodwill Impairment		135.8
Changes in certain assets and liabilities:
Accounts receivable	3.8	(13.7)
Inventories	5.2	(8.0)
Prepaid taxes	0.6	1.4
Taxes applicable to subsequent years	19.1	14.0
Deferred regulatory costs, net	11.4	(7.7)
Accounts payable	(20.4)	36.9
Accrued taxes payable	(24.7)	75.6
Accrued interest payable	6.8	14.5
Pension, retiree and other benefits	2.0	0.8
Other	(0.6)	(31.6)
Net cash provided by operating activities	65.9	12.9
Cash flows from investing activities:
Capital expenditures	(33.7)	(28.4)
Decrease (increase) in Restricted Cash	(0.8)	(15.6)
Other investing activities, net	0.3
Net cash used for investing activities	(34.4)	(45.3)
Cash flows from financing activities:
Withdrawals from revolving credit facilities	15.0	65.0
Repayments of borrowings from revolving credit facilities	(15.0)	(65.0)
Cash and cash equivalents:
Net change	31.5	(32.4)
Balance at beginning of period	17.0	53.2	53.2
Cash and cash equivalents at end of period	48.5	20.8	17.0		53.2
Supplemental cash flow information:
Interest paid, net of amounts capitalized	20.8	15.0
Income taxes refunded, net		(0.3)
Non-cash financing and investing activities:
Accruals for capital expenditures	11.2	9.4
Successor [Member]
Cash flows from operating activities:
Net income			(74.6)		(222.0)		(1,729.8)
Adjustments to reconcile Net income to Net cash provided by operating activities:
Depreciation and amortization			139.8		132.9		125.4
Amortization of intangibles			1.2		7.1		95.1
Amortization of debt market value adjustments			0.3		(14.4)		(19.0)
Deferred income taxes			17.7		24.0		(4.2)
Fixed asset impairment			11.5		26.2
Loss/ (Gain) on asset disposal			(3.9)		2.5		0.2
Charge for early redemption of debt			30.9		2.8
Goodwill Impairment			135.8		306.3		1,817.2
Recognition of Deferred Revenue							(17.8)
Changes in certain assets and liabilities:
Accounts receivable			0.5		7.4		13.4
Inventories			(24.9)		27.4		15.6
Prepaid taxes			(0.9)		0.7
Increase (Decrease) in Property and Other Taxes Payable			(7.1)		(1.4)		7.2
Deferred regulatory costs, net			5.4		7.6		(1.1)
Accounts payable			32.1		(5.8)		(16.2)
Accrued taxes payable			20.7		(5.5)		5.1
Accrued interest payable			(1.3)		(3.3)		1.5
Pension, retiree and other benefits			19.1		1.8		28.5
Increase (Decrease) in Deferred Liabilities			(40.6)		1.5		(18.6)
Unamortized investment tax credit			(0.5)		(0.5)		(0.3)
Insurance and claims costs			(0.2)		(4.8)		(2.8)
Other			(16.9)		12.3		(7.9)
Net cash provided by operating activities			244.1		302.8		291.5
Cash flows from investing activities:
Capital expenditures			(118.1)		(124.4)		(198.1)
Proceeds from Sale of Other Productive Assets			10.7		0.8		1.1
Insurance proceeds			0.3		7.6
Decrease (increase) in Restricted Cash			(3.3)		(2.8)		2.9
Other investing activities, net			1.3		(1.2)		0.3
Net cash used for investing activities			(112.6)		(123.9)		(199.2)
Cash flows from financing activities:
Dividends paid on common stock							(64.1)
Payment to former warrant holders							(9.0)
Deferred Finance Costs			(3.6)		(15.3)		(0.8)
Premium paid for early redemption of debt			(29.1)		(2.4)
Payment of long-term debt			(335.0)		(945.1)		(0.1)
Issuance of long-term debt			200.0		645.0
Withdrawals from revolving credit facilities			190.0		50.0
Repayments of borrowings from revolving credit facilities			(190.0)		(50.0)
Contributions to additional paid-in capital from parent							0.3
Net cash used for financing activities			(167.7)		(317.8)		(73.7)
Cash and cash equivalents:
Net change			(36.2)		(138.9)		18.6
Balance at beginning of period		53.2	53.2		192.1
Cash and cash equivalents at end of period			17.0		53.2		192.1
Supplemental cash flow information:
Interest paid, net of amounts capitalized			117.3		137.5		136.9
Income taxes paid/(refund), net			0.7		(5.2)		47.6
Non-cash financing and investing activities:
Accruals for capital expenditures			16.3		14.7		16.7
Customer Contracts [Member]
Adjustments to reconcile Net income to Net cash provided by operating activities:
Amortization of intangibles			(27.0)		(25.8)
Customer Relationships [Member]
Adjustments to reconcile Net income to Net cash provided by operating activities:
Amortization of intangibles			(6.9)	[2]	(4.6)	[2]
Emission Allowances [Member]
Cash flows from investing activities:
Payments to Acquire Intangible Assets		0.1
Other Intangible Assets [Member]
Adjustments to reconcile Net income to Net cash provided by operating activities:
Amortization of intangibles			(1.3)	[3]	(0.1)	[3]
Renewable Energy Certificates [Member]
Cash flows from investing activities:
Payments to Acquire Intangible Assets	0.2	1.2
Renewable Energy Certificates [Member] | Successor [Member]
Cash flows from investing activities:
Payments to Acquire Intangible Assets			$ 3.5		$ 3.9		$ 5.4

[1]	(c)Consists of various intangible assets including renewable energy credits, emission allowances, and other intangibles, none of which are individually significant.
[2]	Represents above market contracts that DPLER has with third-party customers existing as of the Merger date.
[3]	(b)Represents relationships DPLER has with third-party customers as of the Merger date, where DPLER has regular contact with the customer, and the customer has the ability to make direct contact with DPLER.